VANECK CM COMMODITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
Short-Term Investments: 97.1%
United States Treasury Obligations : 94.1%
United States Treasury Bills
4.29%, 03/27/25 $ 25,000 $ 24,477,604
4.32%, 03/20/25 40,000 39,192,500
4.57%, 03/13/25 (a) 5,000 4,903,219
4.66%, 03/06/25 (a) 10,000 9,812,800
4.74%, 02/20/25 20,000 19,658,510
4.99%, 01/23/25 (a) 30,000 29,581,169
5.06%, 01/16/25 (a) 35,000 34,537,401
5.15%, 12/26/24 40,000 39,570,000
5.21%, 12/05/24 (a) † 55,000 54,551,946
5.21%, 12/19/24 40,000 39,605,000
Par
(000’s) Value
United States Treasury Obligations
(continued)
5.22%, 11/07/24 (a) $ 40,000 $ 39,788,278
5.22%, 11/21/24 40,000 39,708,025
5.22%, 11/29/24 (a) † 55,000 54,535,784
5.24%, 11/14/24 35,000 34,779,053
5.25%, 10/17/24 (a) † 55,000 54,873,500
519,574,789
Number
of Shares Value
Money Market Fund: 3.0%
Invesco Treasury Portfolio -
Institutional Class 16,770,858 16,770,858
Total Short-Term Investments: 97.1%
(Cost: $536,025,880) 536,345,647
Other assets less liabilities: 2.9% 16,063,924
NET ASSETS: 100.0% $ 552,409,571
Total Return Swap Contracts
Long Exposure
Counterparty
Reference
Obligation
Notional
Amount
Rate paid by
the Fund (b)
Payment
Frequency
Termination
Date
Unrealized
Appreciation/
(Depreciation)
% of Net
Assets
UBS
UBS Constant
Maturity
Commodity
Index Total
Return $552,052,000 5.24% Monthly 10/23/24 $(506,647) 0.1%
(a) All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $89,104,286.
† Security fully or partially on loan. Total market value of securities on loan is $113,282,305.
(b) The rate shown reflects the rate in effect at the end of the reporting period: Secured Overnight Financing Rate + 0.40%.